FINANCIAL RISK MANAGEMENT - Classification of Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [line Items]
Current loans	S/ 106,143,913	S/ 101,602,442
Current but impaired loans	2,274,182	1,582,189
Loans with delay in payments of one day or more but not internal overdue loans	3,084,977	3,656,372
Internal overdue loans	3,304,886	3,119,621
Total	114,807,958	109,960,624
Commercial loans [Member]
Disclosure of financial risk management [line Items]
Current loans	59,218,904	60,034,357
Current but impaired loans	1,460,816	797,776
Loans with delay in payments of one day or more but not internal overdue loans	1,027,177	1,541,975
Internal overdue loans	1,390,176	1,235,880
Total	63,097,073	63,609,988
Residential mortgage loans [Member]
Disclosure of financial risk management [line Items]
Current loans	17,985,809	15,926,555
Current but impaired loans	284,279	258,149
Loans with delay in payments of one day or more but not internal overdue loans	868,087	1,054,112
Internal overdue loans	537,646	531,876
Total	19,675,821	17,770,692
Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Current loans	14,898,270	13,472,223
Current but impaired loans	247,076	253,735
Loans with delay in payments of one day or more but not internal overdue loans	635,436	526,023
Internal overdue loans	973,043	1,001,474
Total	16,753,825	15,253,455
Consumer loans [Member]
Disclosure of financial risk management [line Items]
Current loans	14,040,930	12,169,307
Current but impaired loans	282,011	272,529
Loans with delay in payments of one day or more but not internal overdue loans	554,277	534,262
Internal overdue loans	404,021	350,391
Total	S/ 15,281,239	S/ 13,326,489